Subsequent Events (Details) $ in Thousands	Aug. 01, 2020 USD ($) vessel	Jun. 30, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)
Subsequent Event [Line Items]
Long-term Debt | $		$ 312,938	$ 559,679
Term Loan Due 2023 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Long-term Debt | $	$ 67,400
Term Loans
Subsequent Event [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel		4
Term Loans | Term Loan Due 2023 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Collateral, Number of Vessels | vessel	4